Total Capital and Net Income Per Common Unit - Incentive Distributions (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 11, 2020
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Limited Partners - common units issued	87,000	77,500
Common Stock, Value, Issued				$ 122,600
General partner	$ 46,182	$ 50,241		2,300
Limited partners - common units (Unlimited units authorized; 87.0 million units and 77.5 million units issued and outstanding at December 31, 2020 and 2019, respectively)	$ 1,465,408	$ 1,543,598		$ 2,300
Teekay LNG
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Limited Partners - common units issued				10,750
Common Stock, Value, Issued				$ 122,600
Limited Partner [Member] | Teekay LNG
Incentive Distribution Made to Managing Member or General Partner [Line Items]
General partner's proportionate contribution	98.20%
Common Units
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Distribution made to limited partner, distributions paid (in USD per share)	$ 0.4625	$ 0.4625	$ 0.4625